Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Risk Management [Abstract]
Trade	$ 3,505	$ 13,576
VAT receivable	40,045	30,489
Tax recoverable	4,503	1,783
Other, net of allowance for doubtful accounts	1,386	2,814
Trade and other receivables	$ 49,439	$ 48,662